Basis of Preparation	6 Months Ended
Jun. 30, 2014
Basis of Preparation
Basis of Preparation

1. Basis of Preparation

        We operate within one industry: the leasing, sales and management of flight equipment. AeroTurbine is not material to our financial statements and therefore not considered a segment.

        Prior to May 14, 2014, ILFC was an indirect wholly-owned subsidiary of AIG. On December 16, 2013, AIG entered into an agreement with AerCap and AerCap Ireland Limited, a wholly-owned subsidiary of AerCap, for the sale of 100 percent of ILFC's common stock for consideration consisting of $2.4 billion in cash and 97,560,976 newly-issued AerCap common shares (the "AerCap Transaction"). In addition, ILFC paid a special dividend of $600.0 million to AIG prior to the consummation of the AerCap Transaction. On May 14, 2014 (the "Closing Date"), the AerCap Transaction was completed.

        On the same date, immediately after consummation of the AerCap Transaction, all of ILFC's assets were transferred substantially as an entirety to AerCap Trust, a legal entity formed on February 5, 2014, and AerCap Trust assumed substantially all of the liabilities of ILFC (the "Reorganization"). The Reorganization was performed to transfer substantially all of ILFC's assets and liabilities into AerCap's existing Irish operations. AerCap Ireland Capital Limited, a wholly-owned subsidiary of AerCap Ireland Limited, and ILFC, an indirect subsidiary of AerCap Trust, are the sole beneficiaries of AerCap Trust. Neither AerCap Ireland Limited nor AerCap Ireland Capital Limited are consolidated into the financial statements presented herein, but are related parties to the consolidated AerCap Trust. In connection with the Reorganization, ILFC entered into amendments to certain of its debt agreements which, in part, provide that AerCap Trust succeed ILFC as the issuer under these debt agreements, while ILFC has also agreed to remain an obligor under the debt agreements.

        Following the completion of the AerCap Transaction, we measured the identifiable assets acquired, the liabilities assumed, and any non-controlling interest at the Closing Date fair value by applying the acquisition method of accounting.

        Accordingly, a new basis of accounting was established and, for accounting purposes the old entity, the Predecessor, was terminated and a new entity, the Successor, was created. Predecessor represents ILFC and its consolidated subsidiaries' historical accounting basis and covers the time period prior to May 14, 2014. Successor represents AerCap Trust from its inception on February 5, 2014 and ILFC and its subsidiaries consolidated with AerCap Trust for the time period on and after May 14, 2014, reflecting the assets and liabilities at fair value by allocating the purchase price to the identifiable assets acquired and liabilities assumed and any non-controlling interest pursuant to accounting guidance related to business combinations. The distinction has been made throughout this Quarterly Report through the inclusion of a vertical line between the Predecessor and Successor columns. These separate periods are presented in order to reflect our new accounting basis as of the Closing Date, after applying the acquisition method of accounting. In addition, Predecessor conformed certain of its accounting policies to be consistent with Successor. The changes impact the timing and amount of revenues and expenses recognized in results of operations and the classification of amounts recorded in the financial statements in periods subsequent to the Closing Date. Consequently, the financial statements and notes for the Predecessor periods are not comparable to the Successor period. Despite the separate presentation, our core operations have not changed (see Note 3 for further information on the AerCap Transaction).

        The accompanying unaudited, Condensed, Consolidated Financial Statements have been prepared in accordance with GAAP for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.

        The accompanying unaudited, Condensed, Consolidated Financial Statements include our accounts and accounts of all other entities in which we have a controlling financial interest. See Note 17—Variable Interest Entities. All material intercompany accounts have been eliminated in consolidation.

        Results for the Predecessor period for the six months ended June 30, 2013 include out of period adjustments related to prior years, which increased after-tax income by $8.3 million. The out of period adjustments primarily relate to IRS audit interest amounts recognized in the fourth quarter 2011 tax provision, which were reversed in the first quarter of 2013.

        Management has determined, after evaluating the quantitative and qualitative aspects of these out of period adjustments, both individually and in the aggregate, that our current and prior period financial statements are not materially misstated.

        In the opinion of management, all adjustments considered necessary for a fair statement of the results for the interim periods presented have been included. Operating results for the Successor period beginning February 5, 2014, and ending June 30, 2014, are not necessarily indicative of the results that may be expected for the period beginning February 5, 2014 and ending December 31, 2014. These statements should be read in conjunction with the Consolidated Financial Statements and footnotes thereto included in our Predecessor's Annual Report on Form 10-K for the year ended December 31, 2013.